Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	JPY (millions) As of March 31
	2022	2023
Trade receivables	¥710,304	¥674,691
Other receivables	79,127	73,999
Impairment loss allowance	(9,390)	(7,356)
Chargebacks and other allowances	(83,396)	(91,904)
Total	¥696,644	¥649,429